Pay vs Performance Disclosure - USD ($)	12 Months Ended				36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted Net Income(4) (millions)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)(3)
2022	$20,931,081	$35,256,056	$6,710,732	$10,889,052	176	140	$6,019	$7,008
2021	$19,348,241	$50,432,186	$6,446,802	$15,664,365	157	143	$6,095	$6,300
2020	$17,109,952	$28,321,967	$5,388,978	$7,263,535	108	113	$4,572	$5,984

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]	The PEO for each of the years presented was Gail K. Boudreaux and the non-PEO NEOs for each of the years presented were John E. Gallina, Peter D. Haytaian, Gloria M. McCarthy and Felicia F. Norwood. To calculate Compensation Actually Paid, the following amounts were deducted from and added to the Summary Compensation Table total compensation reported for each of these individuals:
Peer Group Issuers, Footnote [Text Block]	Company selected peer group is the S&P 500 Health Care Index, the same peer group as reported in Part II, Item 5 in our Form 10-K.
PEO Total Compensation Amount	$ 20,931,081	$ 19,348,241	$ 17,109,952
PEO Actually Paid Compensation Amount	$ 35,256,056	50,432,186	28,321,967
Adjustment To PEO Compensation, Footnote [Text Block]	Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2022		2021		2020
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$20,931,081	$6,710,732	$19,348,241	$6,446,802	$17,109,952	$5,388,978
Add / (Subtract):
Adjustments for defined benefit and actuarial pension plans:
SCT amounts(i)	$—	$(38,671)	$—	$(37,818)	$—	$(39,199)
Service cost(ii)	$—	$—	$—	$—	$—	$—
Prior service cost(ii)	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards(iii):
SCT amounts	$(14,800,057)	$(4,312,589)	$(13,200,067)	$(4,062,552)	$(12,000,043)	$(3,250,017)
Year-end fair value for awards granted in the covered year	$23,168,666	$6,751,292	$29,345,559	$8,660,005	$21,265,718	$5,759,313
Change in fair value of outstanding unvested awards from prior years	$6,942,374	$1,968,485	$15,851,182	$4,493,140	$2,533,833	$832,615
Vesting date fair value of awards granted and vesting during covered year	$—	$—	$—	$—	$—	$—
Change in fair value for prior year awards that vested during the covered year	$(986,008)	$(190,197)	$(912,729)	$164,788	$(587,493)	$(1,428,155)
Fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$35,256,056	$10,889,052	$50,432,186	$15,664,365	$28,321,967	$7,263,535
(i)Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Gallina and Ms. McCarthy. No other NEO received any accumulated benefits under any pension plans.
(ii)The Empire Supplemental Pension Plan and Elevance Health Cash Balance Plan A were frozen effective December 31, 2006 and the Elevance Health Cash Balance Plan B was frozen effective December 31, 2018. There were no additional service costs or any impact on prior year benefits related to pension plan amendments during 2022, 2021 and 2020; therefore, no amounts are included in these rows related to pension benefits.
(iii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 6,710,732	6,446,802	5,388,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,889,052	15,664,365	7,263,535
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reconciliation of Summary Compensation Table (“SCT”) Total Compensation to Compensation Actually Paid:

	2022		2021		2020
Adjustments	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
SCT Total	$20,931,081	$6,710,732	$19,348,241	$6,446,802	$17,109,952	$5,388,978
Add / (Subtract):
Adjustments for defined benefit and actuarial pension plans:
SCT amounts(i)	$—	$(38,671)	$—	$(37,818)	$—	$(39,199)
Service cost(ii)	$—	$—	$—	$—	$—	$—
Prior service cost(ii)	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards(iii):
SCT amounts	$(14,800,057)	$(4,312,589)	$(13,200,067)	$(4,062,552)	$(12,000,043)	$(3,250,017)
Year-end fair value for awards granted in the covered year	$23,168,666	$6,751,292	$29,345,559	$8,660,005	$21,265,718	$5,759,313
Change in fair value of outstanding unvested awards from prior years	$6,942,374	$1,968,485	$15,851,182	$4,493,140	$2,533,833	$832,615
Vesting date fair value of awards granted and vesting during covered year	$—	$—	$—	$—	$—	$—
Change in fair value for prior year awards that vested during the covered year	$(986,008)	$(190,197)	$(912,729)	$164,788	$(587,493)	$(1,428,155)
Fair value of awards forfeited during the covered year	$—	$—	$—	$—	$—	$—
Dividends or other earnings paid on awards in the covered year prior to vesting	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$35,256,056	$10,889,052	$50,432,186	$15,664,365	$28,321,967	$7,263,535
(i)Represents the change in the actuarial present value of the accumulated benefit under defined benefit and pension plans reported in the Summary Compensation Table for Mr. Gallina and Ms. McCarthy. No other NEO received any accumulated benefits under any pension plans.
(ii)The Empire Supplemental Pension Plan and Elevance Health Cash Balance Plan A were frozen effective December 31, 2006 and the Elevance Health Cash Balance Plan B was frozen effective December 31, 2018. There were no additional service costs or any impact on prior year benefits related to pension plan amendments during 2022, 2021 and 2020; therefore, no amounts are included in these rows related to pension benefits.
(iii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Measures for Determining NEO Pay
Adjusted Net Income
Adjusted Net Income Growth
Operating Revenue
Total Revenue Growth

Total Shareholder Return Amount	$ 176	157	108
Peer Group Total Shareholder Return Amount	140	143	113
Net Income (Loss)	$ 6,019,000,000	$ 6,095,000,000	$ 4,572,000,000
Company Selected Measure Amount	7,008,000,000	6,300,000,000	5,984,000,000
PEO Name	Gail K. Boudreaux	Gail K. Boudreaux	Gail K. Boudreaux
Additional 402(v) Disclosure [Text Block]
The fair values of stock options granted in each of the covered years as of the end of the year of grant and the year-over-year changes in the fair values of stock options outstanding at the end of, or that vested during, such years were calculated using a binomial lattice valuation model, as further described in Note 15, “Capital Stock,” of the Notes to our Consolidated Financial Statements included in Part II, Item 8 of our Form 10-K. The following ranges of assumptions were used to estimate these fair values:

Calendar Year	Risk-Free Interest Rate	Volatility Factor	Dividend Yield (Annual)
2022	1.67 - 4.11%	29 - 31%	0.9 - 1.1%
2021	1.12 - 1.52%	29 - 31%	1.0 - 1.5%
2020	0.50 - 1.07%	26 - 31%	1.2 - 1.9%
2019	1.84 - 1.90%	23 - 25%	1.1%
The fair value of PSUs that vested during the applicable covered year was calculated using the following actual performance results as described in the Compensation Discussion & Analysis in this Proxy Statement and in each of the Proxy Statements for our 2022, 2021 and 2020 Annual Meetings of Shareholders:

PSU Plan Year	Award Vested	Actual Performance
2017-2019	3/2/2020	384.5%
2018-2020	3/1/2021	331.6%
2019-2021	3/1/2022	156.2%
2020-2022	3/1/2023	162.2%
The fair value of in-flight PSUs was calculated based on the probable performance as determined at the end of the applicable covered year, which has consistently been forecasted to be above the target level of performance.
	Based upon an initial investment of $100 on December 31, 2019 with dividends reinvested.For executive compensation purposes, “Adjusted Net Income” is calculated as GAAP Shareholders' Net Income, as adjusted for those items set forth in Annex A to this Proxy Statement, and further adjusted for those items that the Committee believes distort the view of management performance and that, if not adjusted, might misalign management incentives. For 2022, these additional adjustments included a $50.8 million net decrease to reflect the exclusion of 2022 acquisition revenue and other non-material administrative adjustments. For 2021, these adjustments included a $111.0 million net decrease to reflect the exclusion of 2021 acquisition revenue and other non-material administrative adjustments. For 2020, these adjustments included a $267.3 million increase related to our response to the COVID-19 pandemic.
Equity Valuation Assumption, Risk Free Interest Rate, Minimum	1.67%	1.12%	0.50%	1.84%
Equity Valuation Assumption, Risk Free Interest Rate, Maximum	4.11%	1.52%	1.07%	1.90%
Equity Valuation Assumption, Volatility Factor, Minimum	29.00%	29.00%	26.00%	23.00%
Equity Valuation Assumption, Volatility Factor, Maximum	31.00%	31.00%	31.00%	25.00%
Equity Valuation Assumption, Annual Dividend Yield, Minimum	0.90%	1.00%	1.20%
Equity Valuation Assumption, Annual Dividend Yield, Maximum	1.10%	1.50%	1.90%
Equity Valuation Assumption, Annual Dividend Yield				1.10%
Equity Valuation Assumption, PSU Fair Value, Actual Performance					162.20%	156.20%	331.60%	384.50%
Adjustment In Net Income	$ 50,800,000	$ 111,000,000	$ 267,300,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue Growth
PEO [Member] | Defined Benefit And Actuarial Pension Plans, Summary Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | Defined Benefit And Actuarial Pension Plans, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Defined Benefit And Actuarial Pension Plans, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock And Option Awards, Summary Compensation Table Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,800,057)	(13,200,067)	(12,000,043)
PEO [Member] | Stock And Option Awards, Year End Fair Value For Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,168,666	29,345,559	21,265,718
PEO [Member] | Stock And Option Awards, Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,942,374	15,851,182	2,533,833
PEO [Member] | Stock And Option Awards, Vesting Date Fair Value Of Awards Granted And Vesting During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock And Option Awards, Change In Fair Value For Prior Year Awards That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(986,008)	(912,729)	(587,493)
PEO [Member] | Stock And Option Awards, Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock And Option Awards, Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Defined Benefit And Actuarial Pension Plans, Summary Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,671)	(37,818)	(39,199)
Non-PEO NEO [Member] | Defined Benefit And Actuarial Pension Plans, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Defined Benefit And Actuarial Pension Plans, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock And Option Awards, Summary Compensation Table Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,312,589)	(4,062,552)	(3,250,017)
Non-PEO NEO [Member] | Stock And Option Awards, Year End Fair Value For Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,751,292	8,660,005	5,759,313
Non-PEO NEO [Member] | Stock And Option Awards, Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,968,485	4,493,140	832,615
Non-PEO NEO [Member] | Stock And Option Awards, Vesting Date Fair Value Of Awards Granted And Vesting During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock And Option Awards, Change In Fair Value For Prior Year Awards That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(190,197)	164,788	(1,428,155)
Non-PEO NEO [Member] | Stock And Option Awards, Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock And Option Awards, Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0